SHARE-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF FAIR VALUE ASSUMPTIONS
Fair value per share	0.066
Discount rate (after tax)	15%
Discount for lack of marketability (“DLOM”)	28%

For the year ended March 31,
2025
Fair value per share	0.066
Discount rate (after tax)	15%
Discount for lack of marketability (“DLOM”)	28%